Quarterly Report
May 31, 2019
SSGA Funds
State Street Dynamic Small Cap Fund
State Street Defensive Emerging Markets Equity Fund
State Street International Stock Selection Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Schedules of Investments (Unaudited)
State Street Dynamic Small Cap Fund	1
State Street Defensive Emerging Markets Equity Fund	5
State Street International Stock Selection Fund	8
Notes to Schedules of Investments (Unaudited)	12
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

STATE STREET DYNAMIC SMALL CAP FUND
SCHEDULE OF INVESTMENTS
May 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.5%
COMMUNICATION SERVICES — 2.3%
MSG Networks, Inc. Class A (a)	4,972	$104,959
National CineMedia, Inc.	16,779	109,902
Nexstar Media Group, Inc. Class A	751	75,213
Sinclair Broadcast Group, Inc. Class A	3,270	175,534
		465,608
CONSUMER DISCRETIONARY — 13.2%
Aaron's, Inc.	3,386	180,338
Abercrombie & Fitch Co. Class A	6,528	112,934
American Eagle Outfitters, Inc.	8,092	140,801
Asbury Automotive Group, Inc. (a)	2,052	152,238
Bloomin' Brands, Inc.	7,979	154,075
Brinker International, Inc. (b)	2,968	111,508
Citi Trends, Inc.	1,780	24,350
Cooper Tire & Rubber Co.	4,352	120,028
Cracker Barrel Old Country Store, Inc. (b)	903	141,852
Dana, Inc.	9,243	134,855
Dave & Buster's Entertainment, Inc. (b)	3,002	149,320
Deckers Outdoor Corp. (a)	1,267	192,711
Dine Brands Global, Inc. (b)	1,630	153,905
Escalade, Inc.	581	6,467
Group 1 Automotive, Inc.	2,076	149,866
Haverty Furniture Cos., Inc.	6,688	116,438
La-Z-Boy, Inc.	4,928	158,632
Malibu Boats, Inc. Class A (a)	795	28,541
Office Depot, Inc.	15,785	30,939
Rocky Brands, Inc.	209	5,112
Ruth's Hospitality Group, Inc.	1,720	39,336
Sally Beauty Holdings, Inc. (a)(b)	8,119	123,246
Shoe Carnival, Inc. (b)	3,936	101,116
Speedway Motorsports, Inc.	153	2,779
Standard Motor Products, Inc.	369	15,638
Tower International, Inc.	2,501	43,592
Weyco Group, Inc.	2,344	58,647
Winmark Corp.	200	32,968
		2,682,232
CONSUMER STAPLES — 0.6%
Ingles Markets, Inc. Class A	628	18,721
United Natural Foods, Inc. (a)	10,692	108,524
		127,245
ENERGY — 3.4%
Arch Coal, Inc. Class A (b)	1,696	149,502
Archrock, Inc.	1,267	11,238
CONSOL Energy, Inc. (a)	4,257	111,619
Denbury Resources, Inc. (a)(b)	31,811	45,808
Evolution Petroleum Corp.	16,341	99,844
Exterran Corp. (a)	2,973	41,027
Hallador Energy Co.	2,961	16,759
Security Description	Shares	Value
Northern Oil and Gas, Inc. (a)(b)	39,552	$78,708
Peabody Energy Corp.	704	16,558
SEACOR Holdings, Inc. (a)	711	29,585
W&T Offshore, Inc. (a)	23,608	99,154
		699,802
FINANCIALS — 20.6%
AMERISAFE, Inc.	2,114	125,931
Ares Commercial Real Estate Corp. REIT	8,961	131,547
BankFinancial Corp.	2,142	29,774
Berkshire Hills Bancorp, Inc.	599	17,485
Capital City Bank Group, Inc.	3,857	90,292
Capstead Mortgage Corp. REIT	18,620	147,284
Central Pacific Financial Corp.	4,964	137,950
Community Trust Bancorp, Inc.	3,158	125,025
Dime Community Bancshares, Inc.	8,454	150,312
Essent Group, Ltd. (a)	3,999	187,753
First BanCorp	15,874	158,105
First Community Bankshares, Inc.	3,989	130,680
First Financial Corp.	3,108	117,576
First Northwest Bancorp	1,436	23,062
Flushing Financial Corp.	6,422	135,055
Hilltop Holdings, Inc.	7,810	157,215
International Bancshares Corp.	3,973	144,856
Invesco Mortgage Capital, Inc. REIT	10,460	160,979
Investors Bancorp, Inc.	15,149	157,701
Ladder Capital Corp. REIT	8,945	142,226
MGIC Investment Corp. (a)	14,070	190,648
Nelnet, Inc. Class A	1,295	76,729
Northrim BanCorp, Inc.	3,689	123,323
Northwest Bancshares, Inc.	6,553	109,894
OFG Bancorp	7,914	148,625
PennyMac Mortgage Investment Trust REIT (b)	7,425	154,440
Peoples Bancorp, Inc.	4,120	127,349
Radian Group, Inc.	8,591	192,868
Republic Bancorp, Inc. Class A	3,097	141,966
Stifel Financial Corp.	2,977	159,657
Washington Federal, Inc.	5,327	168,173
Western Asset Mortgage Capital Corp. REIT	13,365	129,507
		4,193,987
HEALTH CARE — 12.8%
ACADIA Pharmaceuticals, Inc. (a)(b)	806	19,336
Acceleron Pharma, Inc. (a)(b)	164	6,542
Achillion Pharmaceuticals, Inc. (a)	12,267	34,102
AMAG Pharmaceuticals, Inc. (a)(b)	1,997	19,031
Amicus Therapeutics, Inc. (a)(b)	1,052	11,856
AnaptysBio, Inc. (a)(b)	73	5,315
Arena Pharmaceuticals, Inc. (a)	329	17,440
Array BioPharma, Inc. (a)(b)	1,639	43,302
Arrowhead Pharmaceuticals, Inc. (a)(b)	2,218	52,589

See accompanying notes to schedule of investments.

STATE STREET DYNAMIC SMALL CAP FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2019 (Unaudited)

Security Description	Shares	Value
Atara Biotherapeutics, Inc. (a)(b)	168	$3,731
Audentes Therapeutics, Inc. (a)	129	4,530
Biohaven Pharmaceutical Holding Co., Ltd. (a)	128	7,227
Blueprint Medicines Corp. (a)	359	27,284
CareDx, Inc. (a)	1,237	39,114
Concert Pharmaceuticals, Inc. (a)	2,602	26,514
CONMED Corp.	1,999	160,880
CorVel Corp. (a)	1,995	147,590
Cyclerion Therapeutics, Inc. (a)(b)	84	1,172
CytomX Therapeutics, Inc. (a)	290	2,801
Eagle Pharmaceuticals, Inc. (a)	324	16,462
Editas Medicine, Inc. (a)	194	3,987
Emergent BioSolutions, Inc. (a)	1,041	41,557
Enanta Pharmaceuticals, Inc. (a)	67	6,061
Endo International PLC (a)	13,481	66,731
Ensign Group, Inc.	3,200	170,432
FibroGen, Inc. (a)	1,420	51,461
Genomic Health, Inc. (a)	679	35,478
Global Blood Therapeutics, Inc. (a)(b)	388	23,583
Halozyme Therapeutics, Inc. (a)	742	10,944
HealthStream, Inc. (a)	5,451	136,275
Heron Therapeutics, Inc. (a)(b)	135	2,299
HMS Holdings Corp. (a)	4,495	136,783
Horizon Therapeutics PLC (a)	3,950	94,128
ImmunoGen, Inc. (a)(b)	1,592	2,866
Immunomedics, Inc. (a)(b)	978	12,782
Insmed, Inc. (a)(b)	380	9,200
Integer Holdings Corp. (a)	2,151	150,785
Intellia Therapeutics, Inc. (a)(b)	762	10,577
Intercept Pharmaceuticals, Inc. (a)(b)	139	11,512
Invitae Corp. (a)	320	5,584
Ironwood Pharmaceuticals, Inc. (a)(b)	853	9,323
Jounce Therapeutics, Inc. (a)	1,716	7,636
Lannett Co., Inc. (a)(b)	15,139	79,631
Ligand Pharmaceuticals, Inc. (a)(b)	173	18,577
Medpace Holdings, Inc. (a)	2,413	130,254
MiMedx Group, Inc. (a)(b)	9,301	42,320
Mirati Therapeutics, Inc. (a)(b)	88	5,966
Momenta Pharmaceuticals, Inc. (a)	332	3,861
Myriad Genetics, Inc. (a)	395	9,784
National HealthCare Corp.	1,963	152,466
Orthofix Medical, Inc. (a)	2,381	117,455
Portola Pharmaceuticals, Inc. (a)(b)	410	11,435
Providence Service Corp. (a)	1,959	126,708
PTC Therapeutics, Inc. (a)	207	8,301
REGENXBIO, Inc. (a)	898	38,632
Repligen Corp. (a)(b)	272	18,896
Syndax Pharmaceuticals, Inc. (a)	4,053	29,587
Tandem Diabetes Care, Inc. (a)	1,984	136,023
Ultragenyx Pharmaceutical, Inc. (a)(b)	372	20,434
Vanda Pharmaceuticals, Inc. (a)	198	2,907
Security Description	Shares	Value
Xencor, Inc. (a)(b)	183	$5,644
		2,605,683
INDUSTRIALS — 17.7%
Advanced Drainage Systems, Inc.	456	13,078
Applied Industrial Technologies, Inc.	2,609	141,747
Atkore International Group, Inc. (a)	6,465	151,216
Briggs & Stratton Corp.	6,102	57,359
Continental Building Products, Inc. (a)	901	20,561
CSW Industrials, Inc.	367	23,462
Deluxe Corp.	2,145	79,794
EMCOR Group, Inc.	2,346	188,994
EnerSys	1,994	112,123
Forward Air Corp.	2,425	135,388
FTI Consulting, Inc. (a)	2,088	175,225
GATX Corp. (b)	2,426	169,383
Global Brass & Copper Holdings, Inc.	3,495	152,487
Gorman-Rupp Co.	3,919	116,277
H&E Equipment Services, Inc.	4,487	109,079
Herc Holdings, Inc. (a)	3,498	119,037
Herman Miller, Inc.	1,164	41,310
Hillenbrand, Inc.	3,143	117,014
HNI Corp.	1,375	45,595
Insperity, Inc.	1,421	161,852
Kforce, Inc.	1,713	59,527
Korn/Ferry International	3,240	139,579
MasTec, Inc. (a)	1,993	92,655
McGrath RentCorp	2,792	156,994
Moog, Inc. Class A	1,820	150,004
Quanex Building Products Corp.	1,303	20,210
RR Donnelley & Sons Co.	22,635	50,250
Rush Enterprises, Inc. Class A	4,294	151,449
Rush Enterprises, Inc. Class B	3,557	127,767
SkyWest, Inc.	2,934	172,284
Tetra Tech, Inc.	2,759	186,288
Triton International, Ltd.	388	11,465
Willis Lease Finance Corp. (a)	2,819	140,386
		3,589,839
INFORMATION TECHNOLOGY — 18.1%
ACI Worldwide, Inc. (a)	5,423	170,608
Badger Meter, Inc.	2,578	136,118
Belden, Inc.	1,288	65,946
Benchmark Electronics, Inc.	5,780	127,680
Ciena Corp. (a)	5,019	175,364
Cirrus Logic, Inc. (a)	4,335	161,999
CSG Systems International, Inc.	3,381	151,638
Diodes, Inc. (a)	4,457	137,855
eGain Corp. (a)	11,424	90,021
ePlus, Inc. (a)	1,664	117,578
EVERTEC, Inc.	5,187	148,659
Extreme Networks, Inc. (a)	16,600	93,458
Fabrinet (a)	2,997	127,792

See accompanying notes to schedule of investments.

STATE STREET DYNAMIC SMALL CAP FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2019 (Unaudited)

Security Description	Shares	Value
j2 Global, Inc. (b)	2,162	$182,235
KBR, Inc.	7,824	173,849
Knowles Corp. (a)	3,840	60,403
Lumentum Holdings, Inc. (a)	375	15,176
ManTech International Corp. Class A	2,251	138,144
Novanta, Inc. (a)	372	29,768
OSI Systems, Inc. (a)	1,551	160,668
Perficient, Inc. (a)	4,900	149,107
Progress Software Corp.	3,815	156,262
Rambus, Inc. (a)	13,706	155,700
Rudolph Technologies, Inc. (a)	5,793	133,645
Sanmina Corp. (a)	4,851	128,988
Sykes Enterprises, Inc. (a)	5,170	128,009
Tech Data Corp. (a)	937	84,939
Vishay Intertechnology, Inc.	7,786	118,659
Xperi Corp.	7,284	153,037
		3,673,305
MATERIALS — 4.2%
AdvanSix, Inc. (a)	4,672	113,903
Hawkins, Inc.	94	3,343
Innophos Holdings, Inc.	5,520	146,777
Kaiser Aluminum Corp.	1,536	136,888
Stepan Co.	1,734	147,147
Tredegar Corp.	1,208	18,833
Trinseo SA	3,137	115,567
Verso Corp. Class A (a)	1,370	23,591
Warrior Met Coal, Inc.	5,703	147,195
		853,244
REAL ESTATE — 4.7%
Chesapeake Lodging Trust REIT	3,996	114,965
CoreCivic, Inc. REIT	7,781	170,404
HFF, Inc. Class A	3,563	153,850
Lexington Realty Trust REIT	17,863	163,804
RLJ Lodging Trust REIT	1,523	26,150
RPT Realty REIT (b)	5,592	68,055
Ryman Hospitality Properties, Inc. REIT	1,368	109,371
Tier REIT, Inc.	5,871	158,047
		964,646
Security Description	Shares	Value
UTILITIES — 0.9%
ONE Gas, Inc.	109	$9,544
PNM Resources, Inc.	2,580	121,544
Portland General Electric Co.	989	52,278
		183,366
TOTAL COMMON STOCKS (Cost $21,311,540)		20,038,957

SHORT-TERM INVESTMENTS — 6.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.36% (c) (d)	82,002	82,002
State Street Navigator Securities Lending Portfolio II (e) (f)	1,186,214	1,186,214
TOTAL SHORT-TERM INVESTMENTS (Cost $1,268,215)		1,268,216
TOTAL INVESTMENTS — 104.7% (Cost $22,579,755)		21,307,173
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.7)%		(957,332)
NET ASSETS — 100.0%		$20,349,841
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at May 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended May 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at May 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended May 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	=Real Estate Investment Trust

At May 31, 2019, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-Mini Russell 2000 Index (long)	3	06/21/2019	$223,271	$219,975	$(3,296)
See accompanying notes to schedule of investments.

STATE STREET DYNAMIC SMALL CAP FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$20,038,957	$—	$—	$20,038,957
Short-Term Investments	1,268,216	—	—	1,268,216
TOTAL INVESTMENTS	$21,307,173	$—	$—	$21,307,173
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(3,296)	—	—	(3,296)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(3,296)	$—	$—	$(3,296)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 8/31/18	Value at 8/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/19	Value at 5/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	285,444	$285,444	$1,953,422	$2,156,864	$—	$—	82,002	$82,002	$3,621
State Street Navigator Securities Lending Government Money Market Portfolio	229,827	229,827	1,081,306	1,311,133	—	—	—	—	6,035
State Street Navigator Securities Lending Portfolio II	—	—	5,990,882	4,804,668	—	—	1,186,214	1,186,214	2,754
Total		$515,271	$9,025,610	$8,272,665	$—	$—		$1,268,216	$12,410
See accompanying notes to schedule of investments.

STATE STREET DEFENSIVE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 96.6%
BRAZIL — 5.4%
Banco Santander Brasil SA	12,500	$145,580
Braskem SA Preference Shares ADR (a)(b)	4,300	92,966
Cia de Saneamento de Minas Gerais-COPASA	4,800	76,013
EDP - Energias do Brasil SA	61,900	312,975
IRB Brasil Resseguros S/A	37,200	965,847
JBS SA	168,400	938,143
SLC Agricola SA	36,600	181,883
Transmissora Alianca de Energia Eletrica SA	49,800	336,700
		3,050,107
CHILE — 1.0%
AES Gener SA	506,998	124,331
Enel Americas SA	582,627	92,789
Enel Chile SA	1,414,371	129,530
Engie Energia Chile SA	121,717	202,423
		549,073
CHINA — 18.9%
Bank of Communications Co., Ltd. Class A	115,800	99,981
Bank of Communications Co., Ltd. Class H	117,000	91,635
China Communications Services Corp., Ltd. Class H	1,698,000	1,271,407
China Lilang, Ltd.	189,000	167,795
China Longyuan Power Group Corp., Ltd. Class H	135,000	85,241
China Mobile, Ltd.	160,700	1,403,131
China Petroleum & Chemical Corp. Class H	650,000	432,805
China Resources Pharmaceutical Group, Ltd. (c)	186,500	243,606
China Resources Power Holdings Co., Ltd.	482,000	702,137
China Shenhua Energy Co., Ltd. Class H	388,500	797,858
China Shineway Pharmaceutical Group, Ltd.	99,000	88,272
China Telecom Corp., Ltd. Class H	1,546,000	776,989
China Yangtze Power Co., Ltd. Class A	28,000	71,835
CNOOC, Ltd.	747,000	1,217,756
Daqin Railway Co., Ltd. Class A	417,200	505,257
Guangdong Provincial Expressway Development Co., Ltd. Class B	1,436,800	1,268,269
Jiangsu Expressway Co., Ltd. Class H	386,000	537,674
Kunlun Energy Co., Ltd.	316,000	291,027
Sinopec Engineering Group Co., Ltd. Class H	113,000	91,962
Tencent Holdings, Ltd.	10,900	453,266
		10,597,903
Security Description	Shares	Value
CZECH REPUBLIC — 3.1%
CEZ A/S	3,437	$80,021
Moneta Money Bank A/S (c)	46,205	150,824
O2 Czech Republic A/S	132,452	1,431,641
Philip Morris CR A/S	118	70,404
		1,732,890
GREECE — 1.5%
Aegean Airlines SA	37,912	364,662
Motor Oil Hellas Corinth Refineries SA	18,158	462,503
		827,165
HONG KONG — 1.4%
Yuexiu Real Estate Investment Trust	555,000	370,965
Yuexiu Transport Infrastructure, Ltd.	502,000	391,890
		762,855
HUNGARY — 0.6%
Magyar Telekom Telecommunications PLC	242,849	348,097
INDIA — 9.6%
Divi's Laboratories, Ltd.	24,209	553,125
Dr Reddy's Laboratories, Ltd.	6,963	267,600
GAIL India, Ltd.	131,460	680,961
HCL Technologies, Ltd.	54,023	846,919
Infosys, Ltd.	156,347	1,655,086
Jagran Prakashan, Ltd.	60,211	99,270
Tata Consultancy Services, Ltd.	10,536	332,077
Tech Mahindra, Ltd.	47,730	520,747
Wipro, Ltd.	108,553	446,104
		5,401,889
INDONESIA — 1.4%
Telekomunikasi Indonesia Persero Tbk PT	2,885,700	788,525
MALAYSIA — 2.3%
AMMB Holdings Bhd	234,800	248,220
Carlsberg Brewery Malaysia Bhd Class B	28,200	164,065
IGB Real Estate Investment Trust	329,400	146,994
MISC Bhd	268,900	445,974
PPB Group Bhd	36,120	161,874
RHB Capital Bhd	87,400	121,595
		1,288,722
MEXICO — 0.4%
America Movil SAB de CV Series L	92,348	64,978
Bolsa Mexicana de Valores SAB de CV	98,800	180,170
		245,148
PAKISTAN — 1.2%
Indus Motor Co., Ltd.	8,440	65,301
MCB Bank, Ltd.	56,300	67,351
Oil & Gas Development Co., Ltd.	560,500	518,294
		650,946

See accompanying notes to schedule of investments.

STATE STREET DEFENSIVE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2019 (Unaudited)

Security Description	Shares	Value
PERU — 1.0%
Credicorp, Ltd.	2,400	$537,120
PHILIPPINES — 4.2%
Aboitiz Power Corp.	338,900	237,148
Cebu Air, Inc.	189,010	326,123
Globe Telecom, Inc.	10,865	452,005
Manila Electric Co.	105,690	780,097
Metro Pacific Investments Corp.	6,256,700	539,774
		2,335,147
POLAND — 0.7%
Asseco Poland SA	19,835	264,453
Neuca SA	1,779	129,966
		394,419
QATAR — 2.4%
Barwa Real Estate Co.	22,068	217,574
Masraf Al Rayan QSC	11,084	110,193
Ooredoo QSC	19,974	353,429
Qatar Gas Transport Co., Ltd.	25,319	149,220
Qatar Islamic Bank SAQ	11,076	508,287
		1,338,703
RUSSIA — 2.5%
Alrosa PJSC	907,000	1,227,364
Novolipetsk Steel PJSC GDR	6,600	173,580
		1,400,944
SINGAPORE — 1.4%
BOC Aviation, Ltd. (c)	95,400	795,248
SOUTH AFRICA — 1.3%
AngloGold Ashanti, Ltd.	26,320	351,770
Gold Fields, Ltd.	47,933	215,343
Harmony Gold Mining Co., Ltd. (a)	87,031	150,865
		717,978
SOUTH KOREA — 13.2%
DB Insurance Co., Ltd.	1,496	77,256
Hyundai Glovis Co., Ltd.	1,261	172,065
Hyundai Mobis Co., Ltd.	797	145,225
KT&G Corp.	17,594	1,492,144
LG Uplus Corp.	26,990	316,156
Samsung Card Co., Ltd.	5,345	165,166
Samsung Electronics Co., Ltd.	22,196	792,115
Samsung Fire & Marine Insurance Co., Ltd.	6,359	1,447,048
Shinhan Financial Group Co., Ltd.	18,128	676,622
SK Telecom Co., Ltd.	7,451	1,567,282
Woori Financial Group, Inc.	46,887	547,258
		7,398,337
TAIWAN — 16.4%
AU Optronics Corp.	613,000	180,337
Cathay Financial Holding Co., Ltd.	138,000	178,107
Chunghwa Telecom Co., Ltd.	397,000	1,412,811
First Financial Holding Co., Ltd.	1,965,219	1,404,949
Formosa Chemicals & Fibre Corp.	279,000	948,755
Fubon Financial Holding Co., Ltd.	142,000	194,274
Security Description	Shares	Value
Greatek Electronics, Inc.	212,000	$277,302
Mega Financial Holding Co., Ltd.	145,000	142,191
Nan Ya Plastics Corp.	160,000	397,311
Powertech Technology, Inc.	177,000	416,010
Sampo Corp.	330,200	180,180
Taiwan Mobile Co., Ltd.	47,000	175,437
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,800	184,080
Taiwan Semiconductor Manufacturing Co., Ltd.	198,782	1,480,843
Taiwan Shin Kong Security Co., Ltd.	288,000	347,103
Ttet Union Corp.	65,000	236,457
Uni-President Enterprises Corp.	348,960	897,444
Yuanta Financial Holding Co., Ltd.	195,000	109,490
		9,163,081
THAILAND — 2.8%
Electricity Generating PCL	125,400	1,176,832
Land & Houses PCL	1,189,100	398,277
		1,575,109
TURKEY — 0.2%
Tupras Turkiye Petrol Rafinerileri A/S	3,952	88,870
UNITED ARAB EMIRATES — 3.7%
Abu Dhabi Commercial Bank PJSC	549,378	1,343,157
Aldar Properties PJSC	1,194,516	591,892
Dubai Islamic Bank PJSC	93,306	128,032
		2,063,081
TOTAL COMMON STOCKS (Cost $48,177,517)		54,051,357

SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.36% (d) (e)	1,343,872	1,343,872
State Street Navigator Securities Lending Portfolio II (f) (g)	82,238	82,238
TOTAL SHORT-TERM INVESTMENTS (Cost $1,426,110)		1,426,110
TOTAL INVESTMENTS — 99.1% (Cost $49,603,627)		55,477,467
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		501,658
NET ASSETS — 100.0%		$55,979,125

See accompanying notes to schedule of investments.

STATE STREET DEFENSIVE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2019 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at May 31, 2019.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.1% of net assets as of May 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended May 31, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at May 31, 2019.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended May 31, 2019 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
At May 31, 2019, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
Mini MSCI Emerging Markets (long)	28	06/21/2019	$1,481,395	$1,400,280	$(81,115)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$52,476,248	$1,575,109	$—	$54,051,357
Short-Term Investments	1,426,110	—	—	1,426,110
TOTAL INVESTMENTS	$53,902,358	$1,575,109	$—	$55,477,467
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(81,115)	—	—	(81,115)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(81,115)	$—	$—	$(81,115)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 8/31/18	Value at 8/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/19	Value at 5/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	377,932	$377,932	$26,728,595	$25,762,655	$—	$—	1,343,872	$1,343,872	$20,542
State Street Navigator Securities Lending Government Money Market Portfolio	253,892	253,892	139,014	392,906	—	—	—	—	55
State Street Navigator Securities Lending Portfolio II	—	—	1,465,666	1,383,428	—	—	82,238	82,238	280
Total		$631,824	$28,333,275	$27,538,989	$—	$—		$1,426,110	$20,877
See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS
May 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.8%
AUSTRALIA — 11.4%
AGL Energy, Ltd.	103,732	$1,478,756
Aurizon Holdings, Ltd.	747,213	2,685,010
AusNet Services	188,077	232,235
Australia & New Zealand Banking Group, Ltd.	13,038	252,160
BHP Group PLC	166,896	3,765,474
BHP Group, Ltd.	14,121	369,887
Coca-Cola Amatil, Ltd.	44,482	294,069
Dexus REIT	135,131	1,207,376
Fortescue Metals Group, Ltd.	57,992	323,844
GPT Group REIT	94,156	376,220
Mirvac Group REIT	1,052,620	2,212,514
QBE Insurance Group, Ltd.	27,281	220,853
Sandfire Resources NL	47,732	203,637
Scentre Group REIT	323,903	853,828
Telstra Corp., Ltd.	1,369,687	3,468,055
Wesfarmers, Ltd.	111,224	2,858,634
Woodside Petroleum, Ltd.	149,459	3,672,336
		24,474,888
AUSTRIA — 0.1%
OMV AG	4,392	206,516
BELGIUM — 0.5%
Ageas	20,564	1,003,464
Colruyt SA (a)	1,781	132,351
		1,135,815
CHINA — 0.5%
Yangzijiang Shipbuilding Holdings, Ltd.	1,090,700	1,087,762
DENMARK — 1.0%
Carlsberg A/S Class B	1,777	234,091
Matas A/S	20,494	216,753
Novo Nordisk A/S Class B	30,525	1,437,045
Vestas Wind Systems A/S (a)	2,884	236,425
		2,124,314
FINLAND — 1.0%
UPM-Kymmene Oyj	10,945	274,134
Valmet Oyj	82,757	1,910,058
		2,184,192
FRANCE — 8.6%
Arkema SA	2,017	169,267
AXA SA	47,538	1,172,604
Capgemini SE	1,995	223,094
Cie Generale des Etablissements Michelin SCA (a)	18,184	2,091,352
CNP Assurances	106,793	2,289,440
Eiffage SA	2,318	221,614
Interparfums SA	15,728	723,906
IPSOS	7,817	215,263
Kering SA	981	510,646
Klepierre SA REIT	6,462	219,964
L'Oreal SA	11,046	2,966,545
Security Description	Shares	Value
Metropole Television SA	11,327	$203,476
Orange SA	16,311	255,834
Pernod Ricard SA	1,609	283,645
Peugeot SA	16,183	361,034
Sanofi (a)	51,011	4,116,736
Schneider Electric SE	6,028	476,780
TOTAL SA	11,310	589,295
Vinci SA	13,991	1,382,634
		18,473,129
GERMANY — 5.6%
Allianz SE	17,449	3,876,408
Amadeus Fire AG	2,330	299,340
Aurubis AG	5,825	255,155
Covestro AG (b)	16,656	729,962
Deutsche Telekom AG	198,083	3,343,668
Deutz AG	55,248	457,347
Merck KGaA	11,253	1,086,914
METRO AG	46,821	738,039
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,841	927,279
Siltronic AG	2,585	176,793
		11,890,905
HONG KONG — 3.4%
CK Asset Holdings, Ltd.	131,500	951,081
Hang Lung Properties, Ltd.	170,000	357,801
Henderson Land Development Co., Ltd.	40,700	210,261
Link REIT	19,000	227,335
Sino Land Co., Ltd.	126,000	201,547
Swire Pacific, Ltd. Class A	270,500	3,202,021
WH Group, Ltd. (b)	314,000	282,776
Wheelock & Co., Ltd.	115,000	761,332
Yue Yuen Industrial Holdings, Ltd.	358,000	1,002,366
		7,196,520
ISRAEL — 1.5%
Bank Hapoalim BM	195,080	1,416,376
Bank Leumi Le-Israel BM	266,707	1,800,315
		3,216,691
ITALY — 4.0%
Enel SpA	39,094	243,263
Eni SpA	230,420	3,495,678
Mediobanca Banca di Credito Finanziario SpA	278,011	2,569,118
Poste Italiane SpA (b)	22,548	219,149
Saras SpA	120,610	173,679
Snam SpA	366,379	1,843,488
		8,544,375
JAPAN — 21.1%
ADEKA Corp.	15,100	211,663
AGC, Inc.	12,400	399,926
Alfresa Holdings Corp.	115,000	2,902,459

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2019 (Unaudited)

Security Description	Shares	Value
Asahi Kasei Corp.	45,500	$469,843
Astellas Pharma, Inc.	80,400	1,085,083
Bridgestone Corp. (a)	92,200	3,453,512
Brother Industries, Ltd.	22,100	379,941
FUJIFILM Holdings Corp.	74,500	3,574,268
Fukuoka Financial Group, Inc.	9,800	168,300
Glory, Ltd.	9,900	245,205
Hitachi Capital Corp.	9,800	207,910
Hitachi Construction Machinery Co., Ltd.	9,200	214,878
Hitachi, Ltd.	9,800	333,344
Honda Motor Co., Ltd.	141,000	3,449,370
Isuzu Motors, Ltd.	18,000	199,326
ITOCHU Corp.	12,400	228,742
Jafco Co., Ltd.	5,800	207,669
Japan Airlines Co., Ltd.	46,100	1,451,938
Japan Post Holdings Co., Ltd.	19,700	218,515
Kajima Corp.	16,100	221,224
Konica Minolta, Inc.	298,400	2,638,003
Makino Milling Machine Co., Ltd.	6,000	208,185
Medipal Holdings Corp.	58,000	1,258,322
Mitsubishi Corp.	8,100	211,759
Mitsubishi UFJ Lease & Finance Co., Ltd.	47,200	236,076
Mitsui Chemicals, Inc.	12,100	266,532
Nagase & Co., Ltd.	11,200	163,920
Nippon Carbon Co., Ltd. (a)	4,800	175,407
Nippon Light Metal Holdings Co., Ltd.	217,500	461,634
Nippon Telegraph & Telephone Corp.	5,500	246,971
Ricoh Co., Ltd.	21,300	207,172
Sekisui Chemical Co., Ltd.	14,100	207,795
Showa Denko KK (a)	88,600	2,442,193
Sumitomo Electric Industries, Ltd.	19,100	231,160
Sumitomo Heavy Industries, Ltd.	7,200	228,893
Sumitomo Mitsui Construction Co., Ltd.	36,800	209,189
Suzuken Co., Ltd.	33,100	2,043,455
Taisei Corp.	76,300	2,791,764
Taiyo Yuden Co., Ltd. (a)	54,500	1,003,848
THK Co., Ltd.	86,700	1,781,765
Tokyo Gas Co., Ltd.	6,300	156,824
Toppan Printing Co., Ltd.	11,600	169,774
Tosoh Corp.	105,000	1,335,210
Toyota Industries Corp.	8,000	412,679
Toyota Motor Corp.	88,700	5,225,495
Toyota Tsusho Corp.	30,900	893,937
TS Tech Co., Ltd.	7,800	191,248
		45,022,326
NETHERLANDS — 4.4%
ASM International NV	4,588	268,473
Koninklijke Ahold Delhaize NV	148,205	3,333,696
Koninklijke BAM Groep NV	49,739	210,928
NN Group NV	5,476	208,118
NXP Semiconductors NV	4,800	423,168
Security Description	Shares	Value
Royal Dutch Shell PLC Class A	57,482	$1,788,448
Royal Dutch Shell PLC Class B	45,472	1,421,965
Signify NV (b)	51,982	1,391,397
Wolters Kluwer NV	3,624	253,196
		9,299,389
NORWAY — 3.0%
Austevoll Seafood ASA (a)	19,274	202,283
DNB ASA	193,957	3,288,872
DNO ASA	439,224	762,596
Equinor ASA	25,756	493,536
Europris ASA (b)	67,394	188,820
Leroy Seafood Group ASA (a)	31,236	214,148
Orkla ASA	29,276	253,431
Salmar ASA (a)	4,986	227,887
SpareBank 1 SMN	42,243	453,722
Telenor ASA	11,492	236,361
		6,321,656
PORTUGAL — 0.1%
NOS SGPS SA	34,026	214,959
SINGAPORE — 2.4%
ComfortDelGro Corp., Ltd.	968,400	1,734,195
DBS Group Holdings, Ltd.	194,200	3,433,878
		5,168,073
SPAIN — 1.8%
ACS Actividades de Construccion y Servicios SA	36,612	1,509,250
Enagas SA	9,889	270,664
Endesa SA	73,862	1,840,908
Telefonica SA	25,414	203,792
		3,824,614
SWEDEN — 4.7%
Atlas Copco AB Class A	9,113	245,827
Atlas Copco AB Class B	9,873	239,686
Axfood AB	30,111	579,595
Boliden AB	48,106	1,096,868
Boliden AB (c)	48,106	21,514
Castellum AB	18,023	342,453
Electrolux AB Class B	9,474	206,030
Investor AB Class B	17,889	773,724
JM AB (a)	13,515	270,830
Sandvik AB	23,649	365,340
Skandinaviska Enskilda Banken AB Class A	362,742	3,221,943
Skanska AB Class B	13,182	216,078
SKF AB Class B	55,456	862,262
Svenska Handelsbanken AB Class A	21,215	209,144
Swedish Match AB	17,019	770,003
Telefonaktiebolaget LM Ericsson Class B	25,484	245,749
Telia Co. AB	49,977	209,361
Volvo AB Class B	15,339	214,650
		10,091,057

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2019 (Unaudited)

Security Description	Shares	Value
SWITZERLAND — 11.5%
Baloise Holding AG	9,861	$1,640,792
Bucher Industries AG	694	216,673
Flughafen Zurich AG	666	112,413
Nestle SA	65,582	6,520,537
Novartis AG	69,876	6,008,813
Roche Holding AG	21,405	5,624,625
Swiss Life Holding AG	531	241,675
Swiss Re AG	39,160	3,715,555
Swisscom AG (a)	494	236,627
Zurich Insurance Group AG	882	286,116
		24,603,826
UNITED KINGDOM — 11.2%
3i Group PLC	151,674	2,015,333
Anglo American PLC (a)	38,400	919,969
Ashtead Group PLC	24,069	567,505
Barratt Developments PLC	37,134	261,962
Bellway PLC	40,389	1,399,604
Berkeley Group Holdings PLC	18,347	810,904
BP PLC	36,962	252,384
Britvic PLC	21,528	242,229
BT Group PLC	74,285	181,969
Burberry Group PLC	9,884	211,805
Carnival PLC	4,056	200,497
Diageo PLC	5,545	233,126
Dialog Semiconductor PLC (c)	49,602	1,579,267
Direct Line Insurance Group PLC	656,507	2,626,915
GlaxoSmithKline PLC	10,971	211,796
Greene King PLC	28,316	228,466
Imperial Brands PLC	7,297	176,663
Intermediate Capital Group PLC	16,934	281,312
KAZ Minerals PLC	28,823	185,769
Land Securities Group PLC REIT	19,339	202,587
Lloyds Banking Group PLC	3,925,130	2,841,438
QinetiQ Group PLC	32,541	119,882
Redrow PLC	29,413	202,660
Rio Tinto PLC	73,434	4,211,637
Rio Tinto, Ltd.	4,388	305,309
Royal Bank of Scotland Group PLC	70,165	189,565
Smith & Nephew PLC	8,059	169,538
Security Description	Shares	Value
Tate & Lyle PLC	315,964	$2,884,881
Tesco PLC	105,677	302,475
		24,017,447
TOTAL COMMON STOCKS (Cost $217,455,276)		209,098,454

SHORT-TERM INVESTMENTS — 5.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.36% (d) (e)	1,846,570	1,846,570
State Street Navigator Securities Lending Portfolio II (f) (g)	10,681,857	10,681,857
TOTAL SHORT-TERM INVESTMENTS (Cost $12,528,427)		12,528,427
TOTAL INVESTMENTS — 103.7% (Cost $229,983,703)		221,626,881
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.7)%		(7,855,906)
NET ASSETS — 100.0%		$213,770,975
(a)	All or a portion of the shares of the security are on loan at May 31, 2019.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.3% of net assets as of May 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended May 31, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at May 31, 2019.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended May 31, 2019 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust

At May 31, 2019, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
Mini MSCI EAFE (long)	36	06/21/2019	$3,422,330	$3,272,220	$(150,110)
See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$209,098,454	$—	$—	$209,098,454
Short-Term Investments	12,528,427	—	—	12,528,427
TOTAL INVESTMENTS	$221,626,881	$—	$—	$221,626,881
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(150,110)	—	—	(150,110)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(150,110)	$—	$—	$(150,110)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 8/31/18	Value at 8/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/19	Value at 5/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,856,141	$2,856,141	$25,113,929	$26,123,500	$—	$—	1,846,570	$1,846,570	$30,040
State Street Navigator Securities Lending Government Money Market Portfolio	2,211,582	2,211,582	7,481,913	9,693,495	—	—	—	—	9,254
State Street Navigator Securities Lending Portfolio II	—	—	63,326,968	52,645,111	—	—	10,681,857	10,681,857	30,285
Total		$5,067,723	$95,922,810	$88,462,106	$—	$—		$12,528,427	$69,579
See accompanying notes to schedule of investments.

SSGA FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
May 31, 2019 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of May 31, 2019 is disclosed in each Fund’s respective Schedule of Investments.

SSGA FUNDS
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
May 31, 2019 (Unaudited)

Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended May 31, 2019, are disclosed in the Funds' respective Schedules of Investments.
Aggregate Unrealized Appreciation and Depreciation
As of May 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Dynamic Small Cap Fund	$22,587,978	$1,450,446	$2,734,547	$(1,284,101)
State Street Defensive Emerging Markets Equity Fund	49,712,251	9,426,167	3,742,066	5,684,101
State Street International Stock Selection Fund	230,986,075	8,243,741	17,753,045	(9,509,304)
Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the Form N-PORT filings were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the Form N-PORT filings.